================================================================================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-Q


                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act file number 811-05531




                       MassMutual Participation Investors
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                     1500 Main Street, Springfield, MA 01115
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)



                Patricia J. Walsh, Vice President and Secretary,
               1500 Main Street, Suite 2800, Springfield, MA 01115
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 413-226-1000


                               ___________________


                         Date of fiscal year end: 12/31

                               ___________________


                       Date of reporting period: 03/31/10

                               ___________________



================================================================================

ITEM 1.   SCHEDULE OF INVESTMENTS.

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES - 91.27%:(A)                      Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 87.51%

A E COMPANY, INC.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
11% Senior Secured Note due 2015                                 $    807,692                *     $    791,538     $    809,033
13% Senior Subordinated Note due 2016                            $    807,693         11/10/09          722,973          809,363
Common Stock (B)                                                 184,615 shs.         11/10/09          184,615          175,384
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                              92,308 shs.         11/10/09           68,566              923
                                                                                                   ------------     ------------
* 11/10/09 and 11/18/09.                                                                              1,767,692        1,794,703
                                                                                                   ------------     ------------
A H C HOLDING COMPANY, INC.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015                            $  1,322,210         11/21/07        1,294,958        1,335,432
Limited Partnership Interest (B)                                  12.26% int.         11/21/07          119,009          164,232
                                                                                                   ------------     ------------
                                                                                                      1,413,967        1,499,664
                                                                                                   ------------     ------------
A S A P INDUSTRIES LLC
A designer and manufacturer of components used on oil and natural gas wells.
12.5% Senior Subordinated Note due 2015                          $    450,500         12/31/08          391,316          459,510
Limited Liability Company Unit Class A-2 (B)                         677 uts.         12/31/08           74,333          106,508
Limited Liability Company Unit Class A-3 (B)                         608 uts.         12/31/08           66,899           95,858
                                                                                                   ------------     ------------
                                                                                                        532,548          661,876
                                                                                                   ------------     ------------
A S C GROUP, INC.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
12.75% Senior Subordinated Note due 2016                         $  1,227,273         10/09/09        1,051,875        1,241,228
Limited Liability Company Unit Class A (B)                         1,249 uts.         10/09/09          122,727          116,595
Limited Liability Company Unit Class B (B)                         1,473 uts.         10/09/09          144,716               15
                                                                                                   ------------     ------------
                                                                                                      1,319,318        1,357,838
                                                                                                   ------------     ------------
A W X HOLDINGS CORPORATION
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014                          $    420,000         05/15/08          411,600          390,491
13% Senior Subordinated Note due 2015                            $    420,000         05/15/08          382,617          375,793
Common Stock (B)                                                  60,000 shs.         05/15/08           60,000             --
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              21,099 shs.         05/15/08           35,654             --
                                                                                                   ------------     ------------
                                                                                                        889,871          766,284
                                                                                                   ------------     ------------

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                                                                                                                               7

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ADVANCED TECHNOLOGIES HOLDINGS
A provider of factory maintenance services to industrial companies.
15% Senior Subordinated Note due 2013                            $  1,155,508         12/27/07     $  1,133,004     $  1,149,722
Preferred Stock (B)                                                  546 shs.         12/27/07          270,000          176,619
                                                                                                   ------------     ------------
                                                                                                      1,403,004        1,326,341
                                                                                                   ------------     ------------
AERO HOLDINGS, INC.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014                          $    930,000         03/09/07          916,050          933,534
14% Senior Subordinated Note due 2015                            $    720,000         03/09/07          659,836          720,000
Common Stock (B)                                                 150,000 shs.         03/09/07          150,000             --
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              37,780 shs.         03/09/07           63,730             --
                                                                                                   ------------     ------------
                                                                                                      1,789,616        1,653,534
                                                                                                   ------------     ------------
ALL CURRENT HOLDING COMPANY
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015                            $    603,697         09/26/08          554,905          590,342
Common Stock (B)                                                     713 shs.         09/26/08           71,303           38,537
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)                                   507 shs.         09/26/08           46,584           27,403
                                                                                                   ------------     ------------
                                                                                                        672,792          656,282
                                                                                                   ------------     ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013                            $  1,687,503                *        1,606,040        1,687,503
Preferred Class A Unit (B)                                         1,706 uts.               **          170,600          274,995
Preferred Class B Unit (B)                                           808 uts.         06/09/08           80,789          105,965
Common Class B Unit (B)                                           16,100 uts.         01/22/04                1           38,360
Common Class D Unit (B)                                            3,690 uts.         09/12/06             --              8,792
                                                                                                   ------------     ------------
* 01/22/04 and 06/09/08. ** 01/22/04 and 09/12/06.                                                    1,857,430        2,115,615
                                                                                                   ------------     ------------
APEX ANALYTIX HOLDING CORPORATION
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2016                          $  1,012,500         04/28/09          849,130        1,042,875
Preferred Stock Series B (B)                                       1,623 shs.         04/28/09          162,269               16
Common Stock (B)                                                     723 shs.         04/28/09              723                7
                                                                                                   ------------     ------------
                                                                                                      1,012,122        1,042,898
                                                                                                   ------------     ------------

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8

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
14% Senior Subordinated Note due 2012                            $    984,209         05/18/05     $    882,714     $    787,367
Preferred Stock (B)                                                   33 shs.         10/16/09           33,224           16,610
Common Stock (B)                                                     263 shs.         05/18/05          263,298             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                  69 shs.         05/18/05           59,362             --
                                                                                                   ------------     ------------
                                                                                                      1,238,598          803,977
                                                                                                   ------------     ------------
BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014                          $  1,207,902         06/30/06        1,151,549        1,173,119
Preferred Stock Class A (B)                                          465 shs.         06/30/06          141,946           64,367
Common Stock (B)                                                        1 sh.         06/30/06              152             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                 164 shs.         06/30/06           48,760           22,621
                                                                                                   ------------     ------------
                                                                                                      1,342,407        1,260,107
                                                                                                   ------------     ------------
C D N T, INC.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014                          $    429,070         08/07/08          420,489          398,054
12.5% Senior Subordinated Note due 2015                          $    429,070         08/07/08          393,490          378,132
Common Stock (B)                                                  41,860 shs.         08/07/08           41,860             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                              32,914 shs.         08/07/08           32,965             --
                                                                                                   ------------     ------------
                                                                                                        888,804          776,186
                                                                                                   ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)                                                      55 shs.                *              252          397,832
                                                                                                   ------------     ------------
* 12/30/97 and 05/29/99.


CLOUGH, HARBOUR AND ASSOCIATES
An engineering service firm that is located in Albany, NY.
12.25% Senior Subordinated Note due 2015                         $  1,270,588         12/02/08        1,177,994        1,296,000
Preferred Stock (B)                                                  147 shs.         12/02/08          146,594          142,990
                                                                                                   ------------     ------------
                                                                                                      1,324,588        1,438,990
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               9

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
COEUR, INC.
A producer of proprietary, disposable power injection syringes.
12% Senior Subordinated Note due 2016                            $    642,857         10/10/08     $    581,786     $    655,714
Common Stock (B)                                                     321 shs.         10/10/08           32,143           26,808
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 495 shs.         10/10/08           48,214           41,243
                                                                                                   ------------     ------------
                                                                                                        662,143          723,765
                                                                                                   ------------     ------------
CONNECTICUT ELECTRIC, INC.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
12% Senior Subordinated Note due 2014                            $  1,267,387         01/12/07        1,182,283          506,955
Limited Liability Company Unit Class A (B)                        82,613 uts.         01/12/07           82,613             --
Limited Liability Company Unit Class C (B)                        59,756 uts.         01/12/07           59,756             --
                                                                                                   ------------     ------------
                                                                                                      1,324,652          506,955
                                                                                                   ------------     ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)                                     9,081 shs.         07/05/07          370,796          908,072
Preferred Stock Series C (B)                                       4,757 shs.         07/05/07          158,912          475,708
Common Stock (B)                                                     380 shs.         07/05/07                4              133
Limited Partnership Interest (B)                                  6.8 8% int.                *          103,135             --
                                                                                                   ------------     ------------
*08/12/04 and 01/14/05.                                                                                 632,847        1,383,913
                                                                                                   ------------     ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
12% Senior Subordinated Note due 2013                            $  1,350,000         08/04/05        1,307,274        1,350,000
Warrant, exercisable until 2013, to purchase
  common stock at $.001 per share (B)                                 10 shs.         08/04/05           72,617          109,111
                                                                                                   ------------     ------------
                                                                                                      1,379,891        1,459,111
                                                                                                   ------------     ------------
CRANE RENTAL CORPORATION
A crane rental company.
13% Senior Subordinated Note due 2015                            $  1,215,000         08/21/08        1,103,928        1,239,300
Common Stock (B)                                                 135,000 shs.         08/21/08          135,000           41,578
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                              72,037 shs.         08/21/08          103,143           22,186
                                                                                                   ------------     ------------
                                                                                                      1,342,071        1,303,064
                                                                                                   ------------     ------------

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10

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
CUSTOM ENGINEERED WHEELS, INC.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
12.5% Senior Subordinated Note due 2016                          $  1,155,288         10/27/09     $  1,002,074     $  1,166,017
Preferred Stock PIK                                                  156 shs.         10/27/09          156,468          148,647
Preferred Stock Series A                                             114 shs.         10/27/09          104,374                1
Common Stock (B)                                                      38 shs.         10/27/09           38,244           36,328
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  28 shs.         10/27/09           25,735             --
                                                                                                   ------------     ------------
                                                                                                      1,326,895        1,350,993
                                                                                                   ------------     ------------
DAVIS-STANDARD LLC
A manufacturer, assembler, and installer of a broad range of capital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014                            $    978,261         10/30/06          929,325          957,957
Limited Partnership Interest (B)                                   0.97% int.         10/30/06          371,739          416,088
Warrant, exercisable until 2014, to purchase
  preferred stock at $.01 per share (B)                               26 shs.         10/30/06           26,380           36,240
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  18 shs.         10/30/06           18,000           16,653
                                                                                                   ------------     ------------
                                                                                                      1,345,444        1,426,938
                                                                                                   ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance services and temporary production labor to industrial customers.
Membership Interests of MM/Lincap
  Diversco Investments Ltd. LLC (B)                               13.57% int.         08/27/98          366,495            --
Preferred Stock (B)                                                1,293 shs.         12/14/01        1,093,491        1,041,010
Warrants, exercisable until 2011, to purchase
 common stock of DHI Holdings, Inc. at $.01 per share (B)          6,676 shs.                *          201,655             --
                                                                                                   ------------     ------------
* 10/24/96 and 08/28/98.                                                                              1,661,641        1,041,010
                                                                                                   ------------     ------------
DUNCAN SYSTEMS, INC.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013                            $    231,429         11/01/06          227,957          237,579
13% Senior Subordinated Note due 2014                            $    488,572         11/01/06          448,244          488,572
Common Stock (B)                                                 102,857 shs.         11/01/06          102,857           99,363
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              32,294 shs.         11/01/06           44,663           31,197
                                                                                                   ------------     ------------
                                                                                                        823,721          856,711
                                                                                                   ------------     ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
Common Stock (B)                                                   3,656 shs.                *          365,600          615,516
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               1,077 shs.         10/30/03           98,719          181,256
                                                                                                   ------------     ------------
*10/30/03 and 01/02/04.                                                                                 464,319          796,772
                                                                                                   ------------     ------------

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                                                                                                                              11

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
E S P HOLDCO, INC.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015                            $  1,228,850         01/08/08     $  1,205,952     $  1,151,153
Common Stock (B)                                                     349 shs.         01/08/08          174,701           21,871
                                                                                                   ------------     ------------
                                                                                                      1,380,653        1,173,024
                                                                                                   ------------     ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  11 shs.         06/28/04           40,875          103,878
                                                                                                   ------------     ------------
EATEM HOLDING COMPANY
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018                          $    950,000         02/01/10          823,900          944,894
Common Stock                                                          50 shs.         02/01/10           50,000           47,500
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 119 shs.         02/01/10          107,100                1
                                                                                                   ------------     ------------
                                                                                                        981,000          992,395
                                                                                                   ------------     ------------
F C X HOLDINGS CORPORATION
A distributor of specialty/technical valves, actuators, accessories, and process instrumentation supplying a number of industrial, high purity, and energy end markets in North America.
15% Senior Subordinated Note due 2015                            $  1,169,376         10/06/08        1,146,124        1,180,157
Preferred Stock (B)                                                2,298 shs.         10/06/08          229,804          107,624
Common Stock (B)                                                   1,625 shs.         10/06/08            1,625             --
                                                                                                   ------------     ------------
                                                                                                      1,377,553        1,287,781
                                                                                                   ------------     ------------
F H S HOLDINGS LLC
A national provider of customized disease management services to large self-insured employers.
12% Senior Subordinated Note due 2014 (D)                        $  1,265,625         06/01/06        1,175,533          316,406
Limited Liability Company Units of Linden/FHS Holdings LLC (B)        84 uts.         06/01/06           84,368             --
Common Unit Class B (B)                                              734 uts.         06/01/06           64,779             --
                                                                                                   ------------     ------------
                                                                                                      1,324,680          316,406
                                                                                                   ------------     ------------
FLUTES, INC.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013 (D)                        $    524,791         04/13/06          516,919          131,198
14% Senior Subordinated Note due 2014 (D)                        $    317,177         04/13/06          283,220             --
                                                                                                   ------------     ------------
                                                                                                        800,139          131,198
                                                                                                   ------------     ------------

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12

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
GOLDEN COUNTY FOODS HOLDING, INC.
A manufacturer of frozen appetizers and snacks.
16% Senior Subordinated Note due 2015                            $  1,012,500         11/01/07     $    914,607     $    911,250
16% PIK Note due 2015                                            $    212,282         12/31/08          173,369          191,054
8% Series A Convertible Preferred Stock, convertible into
  fully diluted common shares (B)                                 77,643 shs.         11/01/07           77,643             --
                                                                                                   ------------     ------------
                                                                                                      1,165,619        1,102,304
                                                                                                   ------------     ------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2013 (D)                       $    362,700         10/15/09          271,181          181,350
Preferred Stock (B)                                                   21 shs.                *           21,428             --
Preferred Stock Series B (B)                                       1,088 shs.         10/15/09          813,544             --
Common Stock (B)                                                     180 shs.         02/10/06          180,000             --
Common Stock Class C (B)                                             296 shs.         10/15/09             --               --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  67 shs.         02/10/06           61,875             --
                                                                                                   ------------     ------------
* 09/18/07 and 06/27/08.                                                                              1,348,028          181,350
                                                                                                   ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in manufacturing and marketing entities.
Series A Preferred Units (B)                                       0.30% int.         07/21/94           91,867             --
                                                                                                   ------------     ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and wall decor products.
12.5% Senior Subordinated Note due 2012                          $  1,081,731                *        1,028,693        1,081,731
Common Stock (B)                                                      33 shs.                *           33,216           40,781
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                                 106 shs.                *          105,618          129,660
                                                                                                   ------------     ------------
* 06/30/04 and 08/19/04.                                                                              1,167,527        1,252,172
                                                                                                   ------------     ------------
HOSPITALITY MINTS HOLDING COMPANY
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016                            $  1,098,837         08/19/08        1,016,628        1,043,895
Common Stock (B)                                                     251 shs.         08/19/08          251,163           52,109
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  65 shs.         08/19/08           60,233           13,469
                                                                                                   ------------     ------------
                                                                                                      1,328,024        1,109,473
                                                                                                   ------------     ------------

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                                                                                                                              13

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
INSURANCE CLAIMS MANAGEMENT, INC.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)                                                      37 shs.         02/27/07     $      1,100     $     93,048
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  11 shs.         02/27/07              324           27,411
                                                                                                   ------------     ------------
                                                                                                          1,424          120,459
                                                                                                   ------------     ------------
INTERNATIONAL OFFSHORE SERVICES LLC
A leading provider of marine transportation services, platform decomissioning, and salvage services to oil and gas producers in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017                 $  1,350,000         07/07/09        1,217,417        1,350,599
Limited Liability Company Unit (B)                                 1,647 uts.         07/07/09           98,833               16
                                                                                                   ------------     ------------
                                                                                                      1,316,250        1,350,615
                                                                                                   ------------     ------------
JASON, INC.
A diversified manufacturing company serving various industrial markets.
13% Senior Subordinated Note due 2010                            $    510,187         08/04/00          449,086           25,509
Limited Partnership Interest of
  Saw Mill Capital Fund II, L.P. (B)                               1.30% int.         08/03/00          469,312             --
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              26,931 shs.         08/04/00           61,101             --
                                                                                                   ------------     ------------
                                                                                                        979,499           25,509
                                                                                                   ------------     ------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets and containers.
12% Senior Subordinated Note due 2011                            $    843,750         12/15/04          823,567          843,750
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 594 shs.         12/15/04           53,528           86,666
                                                                                                   ------------     ------------
                                                                                                        877,095          930,416
                                                                                                   ------------     ------------
K H O F HOLDINGS, INC.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
14% Senior Subordinated Note due 2014                            $  1,295,234         10/15/07        1,269,736        1,308,179
Common Stock (B)                                                 116,827 shs.         10/15/07          116,827          124,242
                                                                                                   ------------     ------------
                                                                                                      1,386,563        1,432,421
                                                                                                   ------------     ------------
K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the custom framing market.
15.5% Senior Subordinated Note due 2013                          $  1,595,057         05/25/06        1,398,385          797,529
Common Stock (B)                                                  71,053 shs.         05/25/06           71,053             --
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              43,600 shs.         05/25/06           37,871             --
                                                                                                   ------------     ------------
                                                                                                      1,507,309          797,529
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
14

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
K P I HOLDINGS, INC.
Pace Industries is the largest player in the U.S. non-automotive, non-ferrous die casting segment.
13% Senior Subordinated Note due 2014                            $  1,115,217         07/16/08     $  1,042,077     $    836,413
Convertible Preferred Stock Series C (B)                              29 shs.         06/30/09           29,348             --
Convertible Preferred Stock Series D (B)                              13 shs.         09/17/09           12,958             --
Common Stock (B)                                                     235 shs.         07/15/08          234,783             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 388 shs.                *           50,836             --
                                                                                                   ------------     ------------
* 07/16/08 and 09/17/09.                                                                              1,370,002          836,413
                                                                                                   ------------     ------------
K W P I HOLDINGS CORPORATION
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
18% Senior Subordinated Note due 2014                            $  1,488,425         03/14/07        1,354,916        1,190,740
Common Stock (B)                                                     123 shs.         03/13/07          123,000             --
Warrant, exercisable until 2019, to purchase
  preferred stock at $.01 per share (B)                               71 shs.         07/07/09             --               --
Warrant, exercisable until 2017, to purchase
  common stock at $.01 per share (B)                                  89 shs.         03/14/07           85,890             --
                                                                                                   ------------     ------------
                                                                                                      1,563,806        1,190,740
                                                                                                   ------------     ------------
K-TEK HOLDING CORPORATION
A manufacturer of instrumentation for liquid and bulk solids level detection for process and storage tanks.
14% Senior Subordinated Note due 2015                            $  1,211,004         12/20/07        1,189,114        1,223,114
Preferred Stock (B)                                              192,314 shs.         12/20/07          192,314          225,908
Common Stock (B)                                                  54,326 shs.         12/20/07              543           15,186
                                                                                                   ------------     ------------
                                                                                                      1,381,971        1,464,208
                                                                                                   ------------     ------------
L H D EUROPE HOLDING, INC.
A non-carbonated beverage dispensing company focused on the food service industry.
Common Stock (B)                                                      45 shs.         12/28/09            4,191           12,825
                                                                                                   ------------     ------------
M V I HOLDING, INC.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
13% Senior Subordinated Note due 2016                            $    652,886         09/12/08          605,133          625,998
Common Stock (B)                                                      32 shs.         09/12/08           32,143             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  35 shs.         09/12/08           34,714             --
                                                                                                   ------------     ------------
                                                                                                        671,990          625,998
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              15

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MAIL COMMUNICATIONS GROUP, INC.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014                          $    516,177         05/04/07     $    483,072     $    516,177
Limited Liability Company Unit (B)                                12,763 uts.                *          166,481          172,769
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                               1,787 shs.         05/04/07           22,781           24,189
                                                                                                   ------------     ------------
* 05/04/07 and 01/02/08.                                                                                672,334          713,135
                                                                                                   ------------     ------------
MANHATTAN BEACHWEAR HOLDING COMPANY
A designer and distributor of women's swimwear.
12.5% Senior Subordinated Note due 2018                          $    882,353         01/15/10          771,585          882,785
Common Stock (B)                                                     118 shs.         01/15/10          117,647          111,768
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                                 104 shs.         01/15/10           94,579                1
                                                                                                   ------------     ------------
                                                                                                        983,811          994,554
                                                                                                   ------------     ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of wine bottles.
6.79% Senior Secured Tranche A Note due 2010 (C)                 $    128,230         09/03/04          128,230          127,582
12.5% Senior Secured Tranche B Note due 2011                     $    179,104         09/03/04          172,200          173,944
6.75% Senior Secured Revolver due 2011 (C)                       $     29,105         09/03/04           29,105           28,641
Limited Partnership Interest (B)                                   4.48% int.         09/03/04           33,582            9,116
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 243 shs.         09/03/04           22,556            6,587
                                                                                                   ------------     ------------
                                                                                                        385,673          345,870
                                                                                                   ------------     ------------
MEDSYSTEMS HOLDINGS LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015                            $    617,585         08/29/08          550,695          629,936
Preferred Unit (B)                                                    66 uts.         08/29/08           66,451           73,893
Common Unit Class A (B)                                              671 uts.         08/29/08              671           45,426
Common Unit Class B (B)                                              250 uts.         08/29/08           63,564           16,902
                                                                                                   ------------     ------------
                                                                                                        681,381          766,157
                                                                                                   ------------     ------------
MEGTEC HOLDINGS, INC.
A supplier of industrial and environmental products and services to a broad array of industries.
12% Senior Subordinated Note due 2016                            $  1,144,068         09/24/08        1,048,910        1,086,865
Preferred Stock (B)                                                   56 shs.         09/24/08           54,040            6,298
Limited Partnership Interest (B)                                   0.74% int.         09/16/08          205,932             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  18 shs.         09/24/08           18,237             --
                                                                                                   ------------     ------------
                                                                                                      1,327,119        1,093,163
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
16

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013 (D)                        $  1,421,795                *     $  1,367,708     $  1,208,526
Common Stock (B)                                                     238 shs.                *          238,000             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  87 shs.                *           86,281             --
                                                                                                   ------------     ------------
*08/12/05 and 09/11/06.                                                                               1,691,989        1,208,526
                                                                                                   ------------     ------------
MILWAUKEE GEAR COMPANY
A manufacturer of high-precision custom gears and gear drives used by original equipment manufacturers operating in a number of industries.
13% Senior Subordinated Note due 2014                            $  1,246,154         07/21/08        1,180,575        1,121,539
Preferred Stock (B)                                                  139 shs.         07/21/08          138,374             --
Common Stock (B)                                                       9 shs.         07/21/08           10,000             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   6 shs.         07/21/08            5,510             --
                                                                                                   ------------     ------------
                                                                                                      1,334,459        1,121,539
                                                                                                   ------------     ------------
MOMENTUM HOLDING CO.
A designer and supplier of upholstery fabric to commercial furniture manufacturers and architectural and design firms.
Limited Partnership Interest (B)                                  11.24% int.         08/04/06           56,198          137,914
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 586 shs.         08/04/06           56,705          143,759
                                                                                                   ------------     ------------
                                                                                                        112,903          281,673
                                                                                                   ------------     ------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
14% Senior Subordinated Note due 2014 (D)                        $  1,350,000         07/25/08        1,275,187          675,000
14% PIK Note due 2014 (D)                                        $    419,713         07/25/08          342,435          209,856
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                  81 shs.         03/31/06           73,125             --
                                                                                                   ------------     ------------
                                                                                                      1,690,747          884,856
                                                                                                   ------------     ------------
NABCO, INC.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014                            $    330,882         02/24/06          304,577          165,441
Limited Liability Company Unit (B)                                   437 uts.                *          436,984             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  68 shs.         02/24/06           19,687             --
                                                                                                   ------------     ------------
* 02/24/06 and 06/22/07.                                                                                761,248          165,441
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              17

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------

NAVIS GLOBAL
A designer, manufacturer, seller and servicer of finishing machinery for the knit and woven segments of the global textile industry.
12% Senior Secured Term Note Series A due 2010                   $     16,854         11/14/08     $     16,854     $     16,854
14% Senior Subordinated Note due 2014 (D)                        $    764,921         05/28/04          660,453             --
10.75% Senior Secured Note due 2011 (D)                          $    348,118         05/28/04          347,086           87,030
                                                                                                   ------------     ------------
                                                                                                      1,024,393          103,884
                                                                                                   ------------     ------------
NESCO HOLDINGS CORPORATION
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Secured Subordinated Note due 2015                    $  1,125,000         08/02/07          999,658        1,136,250
Common Stock (B)                                                 225,000 shs.         08/02/07          225,000          246,348
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              63,191 shs.         08/02/07          102,842           69,186
                                                                                                   ------------     ------------
                                                                                                      1,327,500        1,451,784
                                                                                                   ------------     ------------
NETSHAPE TECHNOLOGIES, INC.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014                            $    810,000         02/02/07          745,713          600,380
Limited Partnership Interest of
  Saw Mill PCG Partners LLC (B)                                    1.38% int.         02/01/07          539,990             --
Limited Liability Company Unit Class D of
  Saw Mill PCG Partners LLC (B)                                        8 uts.                *            8,147            4,075
Limited Liability Company Unit Class D- 1 of
  Saw Mill PCG Partners LLC (B)                                       43 uts.         09/30/09           43,293           21,651
Preferred Stock Class A (B)                                             1 sh.         12/18/08              726              360
Preferred Stock Class A-1 (B)                                          4 shs.         09/30/09            3,757            1,875
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  48 shs.         02/02/07           48,087             --
                                                                                                   ------------     ------------
* 12/18/09 and 09/30/09.                                                                              1,389,713          628,341
                                                                                                   ------------     ------------
NORTHWEST MAILING SERVICES, INC.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016                            $  1,207,895         07/09/09        1,009,721        1,256,211
Limited Partnership Interest (B)                                  1,421, uts.         07/09/09          142,105          135,000
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                               1,852 shs.         07/09/09          185,163               19
                                                                                                   ------------     ------------
                                                                                                      1,336,989        1,391,230
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
18

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the automotive industry.
10% Senior Secured Note due 2012                                 $    464,286         01/28/02     $    464,286     $    348,215
15% Senior Subordinated Note due 2012 (D)                        $    285,714         01/28/02          270,653             --
Convertable Preferred Stock A (B)                                    571 shs.         01/28/02          549,507             --
Common Stock (B)                                                 178,571 shs.         01/28/02          178,571             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             138,928 shs.         01/28/02           92,597             --
                                                                                                   ------------     ------------
                                                                                                      1,555,614          348,215
                                                                                                   ------------     ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision automated process equipment for the medical device industry, with a focus on defibrillators and stents.
10% Senior Secured Note due 2012                                 $     83,264         01/03/06           82,015           85,948
13% Senior Subordinated Note due 2013                            $    392,709         01/03/06          364,097          392,709
Common Stock (B)                                                 184,176 shs.         01/03/06          184,176          126,563
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              43,073 shs.         01/03/06           35,900           29,599
                                                                                                   ------------     ------------
                                                                                                        666,188          634,819
                                                                                                   ------------     ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and British Columbia.
12% Senior Subordinated Note due 2010 (D)                        $    511,000         08/07/98          511,000           76,650
12% Senior Subordinated Note due 2010 (D)                        $    244,154         02/09/00          213,313           36,623
                                                                                                   ------------     ------------
                                                                                                        724,313          113,273
                                                                                                   ------------     ------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)                                 1,942 uts.         01/17/06          302,885          245,664
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 328 shs.         01/17/06           90,424           41,477
                                                                                                   ------------     ------------
                                                                                                        393,309          287,141
                                                                                                   ------------     ------------
P A S HOLDCO LLC
An independent provider of maintenance, repair and overhaul services to the aerospace gas turbine engine and airframe markets.
14% Senior Subordinated Note due 2014                            $  1,236,634         07/03/06        1,188,058        1,249,000
Preferred Unit (B)                                                   202 uts.         07/03/06          202,320          298,842
Preferred Unit (B)                                                    36 uts.         07/03/06           36,420           53,795
Common Unit Class I (B)                                               78 uts.         07/03/06             --            388,947
Common Unit Class L (B)                                               17 uts.         07/03/06             --             82,168
                                                                                                   ------------     ------------
                                                                                                      1,426,798        2,072,752
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              19

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general industrial, medical, and food industries.
12% Senior Subordinated Note due 2013                            $  1,215,000         03/31/06     $  1,159,806     $  1,215,000
Preferred Stock (B)                                                   19 shs.         03/31/06          174,492          238,730
Common Stock (B)                                                      12 shs.         03/31/06           13,500           85,483
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                   7 shs.         03/31/06            5,888           49,742
                                                                                                   ------------     ------------
                                                                                                      1,353,686        1,588,955
                                                                                                   ------------     ------------
PACIFIC CONSOLIDATED HOLDINGS LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
14% Senior Subordinated Note due 2012                            $    704,835         04/27/07          665,346          612,732
Limited Liability Company Unit (B)                               928,962 uts.         04/27/07           33,477             --
                                                                                                   ------------     ------------
                                                                                                        698,823          612,732
                                                                                                   ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2011                            $  1,125,000         12/19/00        1,091,569        1,120,195
Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                                   1.28% int.         12/21/00          140,625          153,013
                                                                                                   ------------     ------------
                                                                                                      1,232,194        1,273,208
                                                                                                   ------------     ------------
PEARLMAN ENTERPRISES, INC.
A developer and distributor of tools, equipment and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)                                       1,236 shs.         05/22/09           59,034             --
Preferred Stock Series B (B)                                       7,059 shs.         05/22/09          290,050             --
Common Stock (B)                                                  21.462 shs.         05/22/09          993,816             --
                                                                                                   ------------     ------------
                                                                                                      1,342,900             --
                                                                                                   ------------     ------------
POSTLE ALUMINUM COMPANY LLC
A manufacturer and distributor of aluminum extruded products.
3% Senior Subordinated PIK Note due 2014 (D)                     $  1,163,700         10/02/06        1,066,355             --
Limited Liability Company Unit Class A                               733 uts.         10/02/06          270,000             --
Limited Liability Company Unit                                        76 uts.         05/22/09           38,140           36,049
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                               4,550 shs.         10/02/06           65,988             --
                                                                                                   ------------     ------------
                                                                                                      1,440,483           36,049
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
20

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
POWER SERVICES HOLDING COMPANY
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016                            $  1,255,814         02/11/08     $  1,156,924     $  1,213,755
Limited Partnership Interest (B)                                  12.55% int.         02/11/08           94,092           15,969
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 700 shs.         02/11/08           88,723           31,473
                                                                                                   ------------     ------------
                                                                                                      1,339,739        1,261,197
                                                                                                   ------------     ------------
PRECISION WIRE HOLDING COMPANY
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
14.25% Senior Subordinated Note due 2016                         $  1,357,886         11/12/09        1,219,517        1,358,455
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)                                   109 shs.         11/12/09          107,970                1
                                                                                                   ------------     ------------
                                                                                                      1,327,487        1,358,456
                                                                                                   ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and chassis products.
13% Senior Subordinated Note due 2012                            $    922,612         05/28/04          846,452          972,132
Common Stock (B)                                                 187,500 shs.         05/28/04          187,500          189,055
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             199,969 shs.         05/28/04          199,969          201,628
                                                                                                   ------------     ------------
                                                                                                      1,233,921        1,362,815
                                                                                                   ------------     ------------
RAJ MANUFACTURING HOLDINGS LLC
A designer and manufacturer of women's swimwear sold under a variety of licensed brand names.
14.5% Senior Subordinated Note due 2014                          $  1,288,627         12/15/06        1,188,371        1,159,764
Limited Liability Company Unit (B)                                 1,497 uts.         12/15/06          149,723            3,294
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   2 shs.         12/15/06           69,609            1,554
                                                                                                   ------------     ------------
                                                                                                      1,407,703        1,164,612
                                                                                                   ------------     ------------
R E I DELAWARE HOLDING, INC.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.
12% Senior Subordinated Note due 2016                            $  1,350,000         01/18/08        1,306,541        1,349,445
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                   3 shs.         01/18/08           16,459           18,564
                                                                                                   ------------     ------------
                                                                                                      1,323,000        1,368,009
                                                                                                   ------------     ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2011                          $    562,500         11/14/03          543,731          554,278
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  74 shs.         11/14/03           65,089           33,702
                                                                                                   ------------     ------------
                                                                                                        608,820          587,980
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              21

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the wood working industry.
Class B Common Stock (B)                                             846 shs.         06/02/99     $    146,456     $    141,337

SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012                            $    814,655         09/10/04          787,404          814,655
Common Stock (B)                                                     324 shs.                *          340,378          551,415
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                  71 shs.         09/10/04           60,129          120,392
                                                                                                   ------------     ------------
* 09/10/04 and 10/05/07.                                                                              1,187,911        1,486,462
                                                                                                   ------------     ------------
SENCORE HOLDING COMPANY
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
12.5% Senior Subordinated Note due 2014                          $    934,615         01/15/09          824,097          845,057
Common Stock (B)                                                      69 shs.         01/15/09           69,231           17,308
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                                 149 shs.         01/15/09          149,084                1
                                                                                                   ------------     ------------
                                                                                                      1,042,412          862,366
                                                                                                   ------------     ------------
SMART SOURCE HOLDINGS LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015                            $  1,176,924                *        1,083,855        1,141,812
Limited Liability Company Unit (B)                                   328 uts.                *          334,371          211,095
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  83 shs.                *           87,231           53,471
                                                                                                   ------------     ------------
* 08/31/07 and 03/06/08.                                                                              1,505,457        1,406,378
                                                                                                   ------------     ------------
SPARTAN FOODS HOLDING COMPANY
A manufacturer of branded pizza crusts and pancakes.
12.5% Senior Subordinated Note due 2017                          $  1,012,500         12/15/09          874,322        1,013,989
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 136 shs.         12/15/09          120,234                1
                                                                                                   ------------     ------------
                                                                                                        994,556        1,013,990
                                                                                                   ------------     ------------
SPECIALTY COMMODITIES, INC.
A distributor of specialty food ingredients.
13.25% Senior Subordinated Note due 2016                         $  1,212,720         10/23/08        1,140,663        1,236,974
Common Stock (B)                                                  15,882 shs.         10/23/08          158,824          105,102
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                               5,852 shs.         10/23/08           53,285           38,727
                                                                                                   ------------     ------------
                                                                                                      1,352,772        1,380,803
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
22

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
STANTON CARPET HOLDING CO.
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014                         $  1,185,366         08/01/06     $  1,128,392     $  1,110,254
Common Stock (B)                                                     165 shs.         08/01/06          164,634           19,117
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                  55 shs.         08/01/06           49,390            6,367
                                                                                                   ------------     ------------
                                                                                                      1,342,416        1,135,738
                                                                                                   ------------     ------------
SUNDANCE INVESTCO LLC
A provider of post-production services to producers of movies and television shows.
Limited Liablility Company Unit Class A                            3,405 shs.         03/31/10             --               --
                                                                                                   ------------     ------------
SYNTERACT HOLDINGS CORPORATION
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
4% Senior Subordinated Note due 2016                             $  1,371,709         09/02/08        1,285,871        1,389,500
Redeemable Preferred Stock Series A (B)                              678 shs.         09/02/08            6,629            6,675
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                               6,778 shs.         09/02/08           59,661             --
                                                                                                   ------------     ------------
                                                                                                      1,352,161        1,396,175
                                                                                                   ------------     ------------
T H I ACQUISITION, INC.
A machine servicing company providing value-added steel services to long steel products.
12% Senior Subordinated Note due 2016                            $  1,350,000         01/14/08        1,276,383        1,080,000
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                   5 shs.         01/14/08           46,617             --
                                                                                                   ------------     ------------
                                                                                                      1,323,000        1,080,000
                                                                                                   ------------     ------------
TANGENT RAIL CORPORATION
A manufacturer of rail ties and provider of specialty services to the North American railroad industry.
13% Senior Subordinated Note due 2015                            $  1,173,909         10/14/05        1,033,473        1,173,909
Common Stock (B)                                                   1,167 shs.         10/14/05            1,167          700,092
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                 631 shs.         09/30/08          300,683          378,541
                                                                                                   ------------     ------------
                                                                                                      1,335,323        2,252,542
                                                                                                   ------------     ------------
TELECORPS HOLDINGS, INC.
A provider of equipment and services to producers of television shows and motion pictures.
12.75% Senior Subordinated Note due 2016                         $  1,681,677                *        1,474,695        1,597,593
Common Stock (B)                                                     143 shs.         09/02/09            5,823            4,367
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                               4,187 shs.                *          173,349               42
                                                                                                   ------------     ------------
* 05/20/09 and 09/02/09.                                                                              1,653,867        1,602,002
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              23

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TERRA RENEWAL LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014                            $    664,062                *     $    638,669     $    541,077
6.79% Term Note due 2012 (C)                                     $    781,483                *          778,758          720,350
8.75% Term Note due 2012 (C)                                     $        826                *              826              762
Limited Partnership Interest of
  Saw Mill Capital Fund V, LLC (B)                                 2.27% int.               **           85,245             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  41 shs.         04/28/06           33,738             --
                                                                                                   ------------     ------------
* 04/28/06 and 09/13/06. ** 03/01/05 and 10/10/08.                                                    1,537,236        1,262,189
                                                                                                   ------------     ------------
TORRENT GROUP HOLDINGS, INC.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
12.5% Senior Subordinated Note due 2013 (D)                      $  1,185,366         10/26/07        1,113,016             --
Series A Preferred Stock (B)                                         219 shs.         10/26/07          219,203             --
                                                                                                   ------------     ------------
                                                                                                      1,332,219             --
                                                                                                   ------------     ------------
TOTAL E & S, INC.
A manufacturer of a wide variety of equipment used in the oil and gas industry.
10.5% Senior Secured Term Note due 2013                          $    486,487         03/02/07          479,190          462,163
13% Senior Subordinated Note due 2014 (D)                        $    341,971         03/02/07          280,347          170,986
                                                                                                   ------------     ------------
                                                                                                        759,537          633,149
                                                                                                   ------------     ------------
TRANSPAC HOLDING COMPANY
A designer, importer, and wholesaler of home decor and seasonal gift products.
12% Senior Subordinated Note due 2015 (D)                        $    938,651         10/31/07          873,498          844,786
Common Stock (B)                                                     110 shs.         10/31/07          110,430             --
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  50 shs.         10/31/07           46,380             --
                                                                                                   ------------     ------------
                                                                                                      1,030,308          844,786
                                                                                                   ------------     ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
12% Senior Subordinated Note due 2014                            $    918,000         08/31/05          891,755          927,180
Common Stock (B)                                                     571 shs.                *          570,944          710,156
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  46 shs.         08/31/05           41,021           56,595
                                                                                                   ------------     ------------
* 08/31/05 and 04/30/07.                                                                              1,503,720        1,693,931
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
24

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TRANZONIC COMPANIES (THE)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2010                            $  1,356,000         02/05/98     $  1,341,285     $  1,356,000
Common Stock (B)                                                     315 shs.         02/04/98          315,000          354,703
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                 222 shs.         02/05/98          184,416          249,981
                                                                                                   ------------     ------------
                                                                                                      1,840,701        1,960,684
                                                                                                   ------------     ------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flatbed bodies, landscape bodies and other accessories.
16% Senior Subordinated Note due 2010 (D)                        $  1,222,698                *        1,133,973          305,675
Preferred Stock Series B (B)                                         128 shs.         10/20/08          127,677             --
Common Stock (B)                                                     393 shs.                *          423,985             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  81 shs.                *           84,650             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 558 shs.         10/20/08             --               --
                                                                                                   ------------     ------------
* 07/19/05 and 12/22/05.                                                                              1,770,285          305,675
                                                                                                   ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
Warrant, exercisable until 2010, to purchase
common stock at $.01 per share (B)                                 3,060 shs.         04/11/03           36,032           55,750
                                                                                                   ------------     ------------
U M A ENTERPRISES, INC.
An importer and wholesaler of home decor products.
15% Senior Subordinated Note due 2015                            $    938,797         02/08/08          918,330          917,339
Convertible Preferred Stock (B)                                      470 shs.         02/08/08          469,565          143,512
                                                                                                   ------------     ------------
                                                                                                      1,387,895        1,060,851
                                                                                                   ------------     ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
14.5% Senior Subordinated Note due 2012                          $    996,500         04/30/04          951,560          847,025
14.5% PIK Note due 2012                                          $    139,125         10/06/09          118,256          118,256
Common Stock (B)                                                      96 shs.         04/30/04           96,400             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 122 shs.         04/30/04          112,106             --
                                                                                                   ------------     ------------
                                                                                                      1,278,322          965,281
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              25

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
VISIONEERING, INC.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013                          $    458,824         05/17/07     $    451,932     $    449,687
13% Senior Subordinated Note due 2014                            $    370,588         05/17/07          340,377          354,964
18% PIK Convertable Preferred Stock (B)                           21,361 shs.         03/13/09           41,440           33,152
Common Stock (B)                                                  70,588 shs.         05/17/07           70,588             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              20,003 shs.         05/17/07           31,460             --
                                                                                                   ------------     ------------
                                                                                                        935,797          837,803
                                                                                                   ------------     ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
10% Senior Subordinated PIK Note due 2011 (D)                    $     85,308         07/19/04           76,813           81,042
5% Senior Subordinated PIK Note due 2011 (D)                     $    450,000         06/30/07          392,576          427,500
Class B Unit (B)                                                 406,525 uts.         10/29/09          184,266             --
Class C Unit (B)                                                 450,000 uts.         10/29/09          413,244          104,071
Limited Liability Company Unit Class A (B)                       383,011 uts.                *          229,353             --
Limited Liability Company Unit Class B (B)                        96,848 uts.         07/19/04           96,848             --
                                                                                                   ------------     ------------
* 07/19/04 and 10/29/09.                                                                              1,393,100          612,613
                                                                                                   ------------     ------------
WAGGIN' TRAIN HOLDINGS LLC
A producer of premium quality meat dog treats.
14% Senior Subordinated Note due 2014                            $  1,180,960         11/15/07        1,156,854        1,192,769
Limited Liability Company Unit Class B (B)                           224 uts.         11/15/07          223,757          264,871
Limited Liability Company Unit Class C (B)                           224 uts.         11/15/07             --            224,829
                                                                                                   ------------     ------------
                                                                                                      1,380,611        1,682,469
                                                                                                   ------------     ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting goods apparel.
Limited Partnership Interest (B)                                   0.20% int.         07/12/04            1,974             --
Common Stock (B)                                                   2,133 shs.         12/21/07             --               --
                                                                                                   ------------     ------------
                                                                                                          1,974             --
                                                                                                   ------------     ------------
WELLBORN FOREST HOLDING CO.
A manufacturer of semi-custom kitchen and bath cabinetry.
14.13% Senior Subordinated Note due 2014                         $    911,250         11/30/06          858,237          774,563
Common Stock (B)                                                     101 shs.         11/30/06          101,250            4,537
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  51 shs.         11/30/06           45,790            2,265
                                                                                                   ------------     ------------
                                                                                                      1,005,277          781,365
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
26

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
WORKPLACE MEDIA HOLDING CO.
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015                            $    613,692         05/14/07          567,390          569,242
Limited Partnership Interest (B)                                  12.26% int.         05/14/07           61,308             --
Warrant, exercisable until 2015, to purchase
  common stock at $.02 per share (B)                                  47 shs.         05/14/07           44,186             --
                                                                                                   ------------     ------------
                                                                                                        672,884          569,242
                                                                                                   ------------     ------------
XALOY SUPERIOR HOLDINGS, INC.
A provider of melt processing components and ancillary equipment for both plastic injection molding and extrusion applications.
15.5% Senior Subordinated Note due 2015 (D)                      $  1,229,741         09/08/08        1,203,293          614,870
Common Stock (B)                                                     150 shs.         09/08/08          150,000             --
                                                                                                   ------------     ------------
                                                                                                      1,353,293          614,870
                                                                                                   ------------     ------------

TOTAL PRIVATE PLACEMENT INVESTMENTS (E)                                                             115,733,457       97,697,290
                                                                                                   ------------     ------------









--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              27

March 31, 2010
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal                     Market
CORPORATE RESTRICTED SECURITIES:(A)(Continued)      Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
RULE 144A SECURITIES - 3.76%:

BONDS - 3.76%
ACCO Brands Corporation                           10.625%    03/15/15   $     45,000  $     44,369  $     49,163
Advanced Micro Devices, Inc.                       8.125     12/15/17        190,000       180,510       196,888
Appleton Papers, Inc.                             11.250     12/15/15        252,000       250,000       231,840
Avis Budget Car Rental LLC                         9.625     03/15/18         40,000        39,454        41,800
Cenveo Corporation                                10.500     08/15/16         45,000        45,000        45,844
Coffeyville Resources LLC                          9.000     04/01/15         70,000        69,658        71,225
Compucom Systems, Inc.                            12.500     10/01/15        670,000       651,902       710,200
CONSOL Energy, Inc.                                8.250     04/01/20         15,000        15,000        15,413
Douglas Dynamics LLC                               7.750     01/15/12        485,000       461,640       489,850
Eastman Kodak Co.                                  9.750     03/01/18        375,000       367,422       367,500
G F S I, Inc. (C)                                 10.500     06/01/11        358,000       343,948       266,263
Gannett Company, Inc.                              9.375     11/15/17         60,000        59,149        64,200
Headwaters, Inc.                                  11.375     11/01/14         45,000        44,580        46,969
International Lease Finance Corporation            8.625     09/15/15         75,000        73,811        76,670
JohnsonDiversey, Inc.                              8.250     11/15/19         45,000        44,627        46,575
L B I Escrow Corporation                           8.000     11/01/17        100,000       100,000       103,500
New Communications Holdings, Inc.                  8.250     04/15/17        500,000       500,000       505,625
Sealed Air Corporation                             7.875     06/15/17        500,000       492,505       542,913
Sinclair Television Group, Inc.                    9.250     11/01/17        200,000       194,727       211,000
T W Telecom Holdings, Inc.                         8.000     03/01/18         10,000         9,928        10,175
ViaSystems, Inc.                                  12.000     01/15/15        100,000        96,458       108,500
                                                                                      ------------  ------------
  TOTAL BONDS                                                                            4,084,688     4,202,113
                                                                                      ------------  ------------

CONVERTIBLE PREFERRED STOCK - 0.00%
ETEX Corporation (B)                                                             194           179          --
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE PREFERRED STOCK                                                            179          --
                                                                                      ------------  ------------

PREFERRED STOCK - 0.00%
TherOX, Inc. (B)                                                                  26         1,032          --
                                                                                      ------------  ------------
  TOTAL PREFERRED STOCK                                                                      1,032          --
                                                                                      ------------  ------------

COMMON STOCK - 0.00%
Touchstone Health Partnership (B)                                                292         1,062          --
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                         1,062          --
                                                                                      ------------  ------------

  TOTAL RULE 144A SECURITIES                                                             4,086,961     4,202,113
                                                                                      ------------  ------------

TOTAL CORPORATE RESTRICTED SECURITIES                                                 $119,820,418  $101,899,403
                                                                                      ------------  ------------

----------------------------------------------------------------------------------------------------------------
28

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                  Interest     Due       Principal                    Market
CORPORATE PUBLIC SECURITIES - 15.19%: (A)           Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
BONDS - 14.62%
Affinia Group, Inc.                                9.000%    11/30/14   $     25,000  $     24,250  $     24,875
Allegheny Technologies, Inc.                       9.375     06/12/19        500,000       521,416       581,761
Allied Waste NA                                    7.125     05/15/16        500,000       506,234       543,125
American General Finance Corporation               6.500     09/15/17        250,000       215,000       213,073
C R H America, Inc.                                5.300     10/15/13        500,000       418,430       532,601
Centurytel, Inc.                                   5.000     02/15/15        500,000       516,354       509,463
Citigroup, Inc.                                    5.500     04/11/13        500,000       437,890       525,391
Cytec Industries, Inc.                             8.950     07/01/17        600,000       603,889       722,702
Equifax, Inc.                                      4.450     12/01/14        500,000       518,268       513,187
Exide Corporation                                 10.500     03/15/13        250,000       252,683       253,750
Gencorp, Inc.                                      9.500     08/15/13        130,000       130,000       132,113
General Electric Capital Corporation               5.500     01/08/20        500,000       498,050       510,133
Goldman Sachs Group, Inc.                          4.750     07/15/13        500,000       418,645       528,596
Goodyear Tire & Rubber Co.                        10.500     05/15/16         50,000        48,108        54,000
Intelsat Jackson Holdings                          9.250     06/15/16        690,000       714,194       696,900
International Game Technology                      7.500     06/15/19        500,000       499,720       566,320
International Lease Finance Corporation            5.875     05/01/13        500,000       448,188       480,166
Iron Mountain, Inc.                                8.750     07/15/18        500,000       512,614       523,750
Johnson Controls, Inc.                             5.500     01/15/16        500,000       398,125       535,334
Manitowoc Company, Inc.                            7.125     11/01/13        100,000       100,000        99,750
Markwest Energy Operating Co.                      6.875     11/01/14         35,000        27,789        34,300
Masco Corporation                                  7.125     03/15/20        350,000       349,993       352,185
Morgan Stanley                                     5.500     01/26/20        500,000       497,305       489,070
Nortek, Inc.                                      11.000     12/01/13        100,444        98,956       107,726
Owens Corning, Inc.                                9.000     06/15/19         30,000        29,516        35,175
Qwest Diagnostic, Inc.                             4.750     01/30/20        500,000       498,665       488,947
Rental Service Corporation                         9.500     12/01/14        175,000       175,677       173,250
Sheridan Acquisition Corporation                  10.250     08/15/11        225,000       222,001       223,313
Speedway Motorsports, Inc.                         8.750     06/01/16         35,000        33,949        37,275
Sprint Capital Corporation                         6.900     05/01/19        440,000       405,225       402,600
Stewart & Stevenson LLC                           10.000     07/15/14        735,000       754,880       707,434
Teck Resources Ltd.                               10.750     05/15/19         30,000        28,559        36,750
Texas Industries, Inc.                             7.250     07/15/13         35,000        35,000        34,388
The Valspar Corporation                            7.250     06/15/19        500,000       501,466       564,907
Ticketmaster Entertainment, Inc.                  10.750     07/28/16        250,000       250,000       278,750
Time Warner Cable, Inc.                            5.000     02/01/20        500,000       489,790       492,991
Titan International, Inc.                          8.000     01/15/12         70,000        70,000        70,000
Tube City IMS Corporation                          9.750     02/01/15      1,000,000       989,449       983,750


----------------------------------------------------------------------------------------------------------------
                                                                                                              29

March 31, 2010
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal                    Market
CORPORATE PUBLIC SECURITIES:(A)(Continued)          Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
Tyco International Group SA                        8.500%    01/15/19   $    500,000  $    457,495  $    550,093
Tyco International Group SA                        6.550     10/01/17        125,000       124,996       154,897
United Components, Inc.                            9.375     06/15/13        535,000       535,269       537,675
Verso Paper Holdings LLC                           9.125     08/01/14        500,000       486,875       485,000
W P P Finance Corporation                          5.875     06/15/14        500,000       508,096       528,698
                                                                                      ------------  ------------
  TOTAL BONDS                                                                           15,353,009    16,316,164
                                                                                      ------------  ------------

COMMON STOCK - 0.56%
CKX, Inc. (B)                                                                 52,500       422,625       321,825
Directed Electronics, Inc. (B)                                               195,118       982,867        87,803
ITC^DeltaCom, Inc. (B)                                                        94,588       827,645       191,068
Intrepid Potash, Inc. (B)                                                        185         5,920         5,611
Nortek, Inc. (B)                                                                 100             1         4,000
Rue21, Inc. (B)                                                                  350         6,650        12,135
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                     2,245,708       622,442
                                                                                      ------------  ------------

CONVERTIBLE BONDS - 0.01%
Citadel Broadcasting Corporation                   4.000%    02/15/11   $    250,000       194,063        13,750
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE BONDS                                                                  194,063        13,750
                                                                                      ------------  ------------

TOTAL CORPORATE PUBLIC SECURITIES                                                     $ 17,792,780  $ 16,952,356
                                                                                      ------------  ------------

                                                 Interest      Due       Principal                    Market
SHORT-TERM SECURITIES:                          Rate/Yield^    Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
COMMERCIAL PAPER - 1.97%
Sabmiller PLC                                      0.270%    04/05/10   $  2,200,000     2,199,934     2,199,934
                                                                                      ------------  ------------
  TOTAL SHORT-TERM SECURITIES                                                            2,199,934     2,199,934
                                                                                      ------------  ------------

TOTAL INVESTMENTS                                 108.43%                             $139,813,132  $121,051,693
                                                                                      ============  ------------
  Other Assets                                      4.62                                               5,161,413
  Liabilities                                     (13.05)                                            (14,574,114)
                                                  ------                                            ------------
TOTAL NET ASSETS                                  100.00%                                           $111,638,992
                                                  ======                                            ============

 (A) In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
 (B) Non-income producing security.
 (C) Variable rate security; rate indicated is as of 03/31/10.
 (D) Defaulted security; interest not accrued.
 (E) Illiquid security. As of March 31, 2010, the values of these securities amounted to $97,697,290 or 87.51%
     of net assets.
  ^  Effective yield at purchase
 PIK - Payment-in-kind


----------------------------------------------------------------------------------------------------------------
30

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 4.33%                                                      BUILDINGS & REAL ESTATE - 1.49%
A E Company, Inc.                              $    1,794,703          K W P I Holdings Corporation                   $    1,190,740
Gencorp, Inc.                                         132,113          Masco Corporation                                     352,185
P A S Holdco LLC                                    2,072,752          Owens Corning, Inc.                                    35,175
Visioneering, Inc.                                    837,803          Texas Industries, Inc.                                 34,388
                                               --------------          TruStile Doors, Inc.                                   55,750
                                                    4,837,371                                                         --------------
                                               --------------                                                              1,668,238
AUTOMOBILE - 4.63%                                                                                                    --------------
Exide Corporation                                     253,750          CHEMICAL, PLASTICS & RUBBER - 0.35%
Goodyear Tire & Rubber Co.                             54,000          Capital Specialty Plastics, Inc.                      397,832
Jason, Inc.                                            25,509                                                         --------------
Johnson Controls, Inc.                                535,334          CONSUMER PRODUCTS - 9.61%
Nyloncraft, Inc.                                      348,215          Aero Holdings, Inc.                                 1,653,534
Ontario Drive & Gear Ltd.                             287,141          Bravo Sports Holding Corporation                    1,260,107
Qualis Automotive LLC                               1,362,815          Custom Engineered Wheels, Inc.                      1,350,993
Titan International, Inc.                              70,000          Eastman Kodak Co.                                     367,500
Transtar Holding Company                            1,693,931          G F S I, Inc.                                         266,263
United Components, Inc.                               537,675          JohnsonDiversey, Inc.                                  46,575
                                               --------------          K N B Holdings Corporation                            797,529
                                                    5,168,370          Manhattan Beachwear Holding Company                   994,554
                                               --------------          Momentum Holding Co.                                  281,673
BEVERAGE, DRUG & FOOD - 8.51%                                          R A J Manufacturing Holdings LLC                    1,164,612
Eatem Holding Company                                 992,395          Royal Baths Manufacturing Company                     587,980
Golden County Foods Holding, Inc.                   1,102,304          The Tranzonic Companies                             1,960,684
Hospitality Mints Holding Company                   1,109,473          Walls Industries, Inc.                                   --
L H D Europe Holding, Inc.                             12,825                                                         --------------
Sabmiller PLC                                       2,199,934                                                             10,732,004
Spartan Foods Holding Company                       1,013,990                                                         --------------
Specialty Commodities, Inc.                         1,380,803          CONTAINERS, PACKAGING & GLASS - 4.02%
Waggin' Train Holdings LLC                          1,682,469          Flutes, Inc.                                          131,198
                                               --------------          Maverick Acquisition Company                          345,870
                                                    9,494,193          P I I Holding Corporation                           1,588,955
                                               --------------          Paradigm Packaging, Inc.                            1,273,208
BROADCASTING & ENTERTAINMENT - 1.95%                                   Sealed Air Corporation                                542,913
Citadel Broadcasting Corporation                       13,750          Vitex Packaging Group, Inc.                           612,613
CKX, Inc.                                             321,825                                                         --------------
Sinclair Television Group, Inc.                       211,000                                                              4,494,757
Speedway Motorsports, Inc.                             37,275                                                         --------------
Time Warner Cable, Inc.                               492,991          DISTRIBUTION - 1.92%
WPP Finance Corporation                               528,698          Duncan Systems, Inc.                                  856,711
Workplace Media Holding Co.                           569,242          F C X Holdings Corporation                          1,287,781
                                               --------------                                                         --------------
                                                    2,174,781                                                              2,144,492
                                               --------------                                                         --------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  31

March 31, 2010
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE,                                              ELECTRONICS - 0.53%
MANUFACTURING - 8.18%                                                  Connecticut Electric, Inc.                     $      506,955
A H C Holdings Company, Inc.                   $    1,499,664          Directed Electronics, Inc. (B)                         87,803
Arrow Tru-Line Holdings, Inc.                         803,977                                                         --------------
C D N T, Inc.                                         776,186                                                                594,758
Douglas Dynamics LLC                                  489,850                                                         --------------
Headwaters, Inc.                                       46,969          FINANCIAL SERVICES - 2.62%
K P I Holdings, Inc.                                  836,413          American General Finance Corporation                  213,073
MEGTEC Holdings, Inc.                               1,093,163          Citigroup, Inc.                                       525,391
Milwaukee Gear Company                              1,121,539          General Electric Capital Corporation                  510,133
Nortek, Inc.                                          111,726          Goldman Sachs Group, Inc.                             528,596
Northwest Mailing Services, Inc.                    1,391,230          Highgate Capital LLC                                     --
Postle Aluminum Company LLC                            36,049          International Lease Finance Corporation               556,836
Truck Bodies & Equipment International                305,675          L B I Escrow Corporation                              103,500
Xaloy Superior Holdings, Inc.                         614,870          Morgan Stanley                                        489,070
                                               --------------                                                         --------------
                                                    9,127,311                                                              2,926,599
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE, SERVICE - 12.28%                             HEALTHCARE, EDUCATION & CHILDCARE - 3.87%
A S C Group, Inc.                                   1,357,838          American Hospice Management Holding LLC             2,115,615
A W X Holdings Corporation                            766,284          F H S Holdings LLC                                    316,406
ACCO Brands Corporation                                49,163          Qwest Diagnostic, Inc.                                488,947
Advanced Technologies Holdings                      1,326,341          Synteract Holdings Corporation                      1,396,175
Affinia Group, Inc.                                    24,875          Touchstone Health Partnership                            --
Apex Analytix Holding Corporation                   1,042,898                                                         --------------
C R H America, Inc.                                   532,601                                                              4,317,143
Clough, Harbour and Associates                      1,438,990                                                         --------------
Crane Rental Corporation                            1,303,064          HOME & OFFICE FURNISHINGS, HOUSEWARES,
Diversco, Inc./DHI Holdings, Inc.                   1,041,010          AND DURABLE CONSUMER PRODUCTS - 9.72%
Dwyer Group, Inc.                                     796,772          Connor Sport Court International, Inc.              1,383,913
Equifax, Inc.                                         513,187          H M Holding Company                                   181,350
Insurance Claims Management, Inc.                     120,459          Home Decor Holding Company                          1,252,172
Iron Mountain, Inc.                                   523,750          Justrite Manufacturing Acquisition Co.                930,416
Mail Communications Group, Inc.                       713,135          K H O F Holdings, Inc.                              1,432,421
Nesco Holdings Corporation                          1,451,784          Monessen Holding Corporation                          884,856
Pearlman Enterprises, Inc.                               --            Stanton Carpet Holding Co.                          1,135,738
Tyco International Group                              704,990          Transpac Holdings Company                             844,786
                                               --------------          U M A Enterprises, Inc.                             1,060,851
                                                   13,707,141          U-Line Corporation                                    965,281
                                               --------------          Wellborn Forest Holding Co.                           781,365
                                                                                                                      --------------
                                                                                                                          10,853,149
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
32

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
LEISURE, AMUSEMENT, ENTERTAINMENT - 2.09%                              NATURAL RESOURCES - 1.86%
International Game Technology                  $      566,320          Appleton Papers, Inc.                          $      231,840
Savage Sports Holding, Inc.                         1,486,462          Cenveo Corporation                                     45,844
Ticketmaster Entertainment, Inc.                      278,750          CONSOL Energy, Inc.                                    15,413
                                               --------------          Cytec Industries, Inc.                                722,702
                                                    2,331,532          Intrepid Potash, Inc.                                   5,611
                                               --------------          The Valspar Corporation                               564,907
MACHINERY - 9.20%                                                      Verso Paper Holdings LLC                              485,000
A S A P Industries LLC                                661,876                                                         --------------
Davis-Standard LLC                                  1,426,938                                                              2,071,317
E S P Holdco, Inc.                                  1,173,024                                                         --------------
K-Tek Holdings Corporation                          1,464,208          OIL & GAS - 1.84%
M V I Holding, Inc.                                   625,998          Coffeyville Resources LLC                              71,225
Manitowoc Company, Inc.                                99,750          International Offshore Services LLC                 1,350,615
Navis Global                                          103,884          Total E & S, Inc.                                     633,149
NetShape Technologies, Inc.                           628,341                                                         --------------
Pacific Consolidated Holdings LLC                     612,732                                                              2,054,989
Power Services Holding Company                      1,261,197                                                         --------------
R E I Delaware Holding, Inc.                        1,368,009          PHARMACEUTICALS - 1.31%
Safety Speed Cut Manufacturing Company, Inc.          141,337          CorePharma LLC                                      1,459,111
Stewart & Stevenson LLC                               707,434                                                         --------------
                                               --------------                                                              1,459,111
                                                   10,274,728                                                         --------------
                                               --------------          PUBLISHING/PRINTING - 0.26%
MEDICAL DEVICES/BIOTECH - 4.30%                                        Gannett Company, Inc.                                  64,200
Coeur, Inc.                                           723,765          Sheridan Acquisition Corporation                      223,313
E X C Acquisition Corporation                         103,878                                                         --------------
ETEX Corporation                                         --                                                                  287,513
MedSystems Holdings LLC                               766,157                                                         --------------
MicroGroup, Inc.                                    1,208,526          RETAIL STORES - 0.27%
OakRiver Technology, Inc.                             634,819          Olympic Sales, Inc.                                   113,273
Precision Wire Holding Company                      1,358,456          Rental Service Corporation                            173,250
TherOX, Inc.                                             --            Rue21, Inc.                                            12,135
                                               --------------                                                         --------------
                                                    4,795,601                                                                298,658
                                               --------------                                                         --------------
MINING, STEEL, IRON &                                                  TECHNOLOGY - 2.94%
NON-PRECIOUS METALS - 2.40%                                            Advanced Micro Devices, Inc.                          196,888
Allegheny Technology, Inc.                            581,761          Compucom Systems, Inc.                                710,200
T H I Acquisition, Inc.                             1,080,000          Sencore Holding Company                               862,366
Teck Resources, Ltd.                                   36,750          Smart Source Holdings LLC                           1,406,378
Tube City IMS Corporation                             983,750          ViaSystems, Inc.                                      108,500
                                               --------------                                                         --------------
                                                    2,682,261                                                              3,284,332
                                               --------------                                                         --------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  33

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                 Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value
                                               --------------
TELECOMMUNICATIONS - 4.10%
All Current Holding Company                    $      656,282
Centurytel, Inc.                                      509,463
Intelsat Bermuda Ltd.                                 696,900
ITC^DeltaCom, Inc.                                    191,068
New Communications Holdings, Inc.                     505,625
Spirit Capital Corporation                            402,600
Sundance Investco LLC                                    --
T W Telecom Holdings, Inc.                             10,175
Telecorps Holdings, Inc.                            1,602,002
                                               --------------
                                                    4,574,115
                                               --------------
TRANSPORTATION - 2.20%
Avis Budget Car Rental LLC                             41,800
NABCO, Inc.                                           165,441
Tangent Rail Corporation                            2,252,542
                                               --------------
                                                    2,459,783
                                               --------------
UTILITIES - 0.03%
Markwest Energy Operating Co.                  $       34,300
                                               --------------
WASTE MANAGEMENT / POLLUTION - 1.62%
Allied Waste NA                                       543,125
Terra Renewal LLC                                   1,262,189
Torrent Group Holdings, Inc.                             --
                                               --------------
                                                    1,805,314
                                               --------------
Total Investments - 108.43%                    $  121,051,693
                                               ==============

See Notes to Consolidated Financial Statements

------------------------------------------------------------------------------------------------------------------------------------
34

INCOME TAX INFORMATION

The aggregate cost of investments is substantially the same for financial reporting and federal income tax purposes as of March 31, 2010. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of March 31, 2010 is $18,761,439 and consists of $ 10,198,296 appreciation and $28,959,735 depreciation.

FAIR VALUE MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("U.S. GAAP"), the Trust discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

   Level 1:  quoted prices in active markets for identical securities

   Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   Level 3: significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Trust's net assets as of March 31, 2010:

  ASSETS:                     TOTAL       LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------
Restricted Securities
 Bonds                      $ 86,464,525   $    --     $ 4,202,113   $82,262,412
 Common Stock                  7,822,943        --            --       7,822,943
 Preferred Stock               3,738,173        --            --       3,738,173
 Partnerships and LLCs         3,873,762        --            --       3,873,762
Public Securities
 Bonds                        16,329,914        --      16,329,914          --
 Common Stock                    622,441     618,441         4,000          --
 Preferred Stock                    --          --            --            --
 Short-term Securities         2,199,934        --       2,199,934          --
--------------------------------------------------------------------------------
 Total                      $121,051,692   $ 618,441   $22,735,961   $97,697,290

Following   is  a  reconciliation  of  Level  3  assets  for  which  significant unobservable inputs were used to determine fair value:

                                                                                                                    Unrealized
                                                     Total gains     Purchases,                                   gains & losses
                                    Beginning         or losses   sales, issuances Transfers in       Ending       in net income
                                     balance          (realized/    & settlements      and/or        balance at     from assets
Assets:                           at 12/31/2009       unrealized)       (net)      out of Level 3    03/31/2010      still held
---------------------------------------------------------------------------------------------------------------------------------
Restricted Securities
 Bonds                             $81,465,949      $ (685,514)       $1,937,878     $ (455,900)    $82,262,413     $ (709,340)
 Common Stock                        7,767,378        (313,762)          369,326           --         7,822,942       (313,762)
 Preferred Stock                     3,468,130         268,791             1,252           --         3,738,173        268,791
 Partnerships and LLCs               3,536,247         323,084            14,431           --         3,873,762        323,084
---------------------------------------------------------------------------------------------------------------------------------
                                   $96,237,704      $ (407,401)       $2,322,887     $ (455,900)    $97,697,290     $ (431,227)

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

         Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Participation Investors
             ----------------------------------


By (Signature and Title)* /s/ Michael L. Klofas
                          ---------------------------------------------
                          Michael L. Klofas, President


Date     May 28, 2010
     ------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael L. Klofas
                          ---------------------------------------------
                          Michael L. Klofas, President


Date     May 28, 2010
     ------------------------------------------------------------------



By (Signature and Title)* /s/ James M. Roy
                          ---------------------------------------------
                          James M. Roy, Vice President and
                          Chief Financial Officer


Date     May 28, 2010
     ------------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.